SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Leases
Future rental payments 2023		$ 648
Accretion of lease liability 2023	[1]	(54)
Operating lease obligation 2023		594
Future rental payments 2024		633
Accretion of lease liability 2024	[1]	(73)
Operating lease obligation 2024		560
Future rental payments 2024		645
Accretion of lease liability 2025	[1]	(118)
Operating lease obligation 2025		527
Future rental payments 2026		658
Accretion of lease liability 2026	[1]	(162)
Operating lease obligation 2026		496
Future rental payments 2027		671
Accretion of lease liability 2027	[1]	(203)
Operating lease obligation 2027		468
Future rental payments thereafter		915
Accretion of lease liability, thereafter	[1]	(334)
Operating lease obligation, thereafter			$ 581
Future rental payments		4,170
Accretion of lease liability	[1]	(944)
Operating lease obligation		$ 3,226

[1]	Weighted average discount rate 7.98%